Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.9%
X 321,699,611
MUNICIPAL BONDS - 98.9%   X 321,699,611
EDUCATION AND CIVIC ORGANIZATIONS - 18.4%
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A:
$ 720 3.500%, 8/01/25 No Opt. Call $ 716,157
130 4.000%, 8/01/28 8/26 at 100.00 129,577
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.000%, 6/15/37
6/29 at 100.00 956,556
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/31 9/24 at 102.00 100,270
1,000 5.000%, 7/01/36 9/24 at 102.00 981,990
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 191,645
710 5.250%, 7/01/37 7/25 at 100.00 716,133
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A:
135 4.000%, 7/01/25 No Opt. Call 134,994
195 4.000%, 7/01/26 7/25 at 100.00 195,070
300 4.000%, 7/01/27 7/25 at 100.00 300,205
370 4.000%, 7/01/28 7/25 at 100.00 370,192
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
9/24 at 100.00 645,525
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A:
450 4.500%, 7/01/26 No Opt. Call 445,547
40 5.000%, 7/01/36 7/26 at 100.00 38,275
1,135 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call 1,129,610
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
9/24 at 100.00 974,993
Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 976,026
500 5.000%, 7/01/36 7/26 at 100.00 488,193
1,405 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32
12/27 at 100.00 1,436,531
1,275 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
9/24 at 100.00 1,276,340
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 1,043,096
1,260 Minnesota Department of Iron Range Resource and Rehabilitation,
Educational Facilities Revenue Bonds, Series 2023A, 5.000%, 10/01/41
10/33 at 100.00 1,417,178
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 2,803,264
655 5.000%, 5/01/37 5/27 at 100.00 636,996
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 1,623,655
2,380 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 2,612,271
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Gustavus Adolfus College, Series 2013-7W, 4.250%, 10/01/28
9/24 at 100.00 1,000,530
160 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021, 4.000%, 3/01/31
No Opt. Call 170,107
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 1,252,134

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 $ 1,290,436
200 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/34
10/30 at 100.00 205,064
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Johns University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 696,157
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2015-8-G, 5.000%, 12/01/28
12/25 at 100.00 1,026,138
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2021, 3.000%, 10/01/38
10/30 at 100.00 904,956
825 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38
10/30 at 100.00 832,557
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 9/24 at 100.00 2,000,831
775 4.000%, 4/01/26 9/24 at 100.00 775,407
300 4.000%, 4/01/27 9/24 at 100.00 300,164
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 760,532
850 4.000%, 10/01/36 10/27 at 100.00 858,467
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019, 5.000%, 10/01/40
10/29 at 100.00 1,321,044
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/41 10/30 at 100.00 1,002,058
1,000 5.000%, 10/01/47 10/30 at 100.00 1,060,076
705 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call 725,969
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 1,186,691
Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016:
980 4.000%, 12/01/30 12/25 at 100.00 982,205
1,060 4.000%, 12/01/32 12/25 at 100.00 1,060,284
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 934,926
70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 65,547
710 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/38
7/27 at 100.00 723,697
3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.250%, 9/01/31
9/26 at 100.00 3,076,314
200 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A,
5.000%, 6/15/38
6/25 at 100.00 200,183
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.000%, 9/01/31
9/24 at 102.00 324,606
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 887,287
650 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/33
9/24 at 100.00 650,236
210 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.000%, 3/01/28
9/24 at 100.00 204,653
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 2,747,598

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.000%, 12/01/43
12/26 at 102.00 $ 503,762
700 University of Minnesota, General Obligation Bonds, Refunding Series
2024A, 5.000%, 1/01/39
1/34 at 100.00 805,439
5,460 University of Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 4/01/44
4/29 at 100.00 5,776,070
Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016:
60 3.750%, 6/01/26 9/24 at 100.00 58,827
10 4.500%, 6/01/36 9/24 at 100.00 9,159
200 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A, 3.000%,
12/01/30
12/25 at 102.50 182,385
1,015 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 964,171
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 59,866,956
HEALTH CARE - 16.8%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 3,391,923
City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 1,135,286
1,040 4.000%, 4/01/32 4/27 at 100.00 1,018,983
1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 871,467
1,045 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A,
5.000%, 2/15/33
2/28 at 100.00 1,092,743
675 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 4.000%, 6/15/37
6/31 at 100.00 697,757
240 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 251,917
1,400 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/42
6/32 at 100.00 1,541,790
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2013:
660 4.000%, 4/01/25 9/24 at 100.00 658,995
400 4.000%, 4/01/26 9/24 at 100.00 399,999
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding
Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 2,025,986
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
495 5.000%, 5/01/31 5/27 at 100.00 510,059
405 5.000%, 5/01/32 5/27 at 100.00 416,248
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021:
470 4.000%, 11/15/37 11/31 at 100.00 476,144
1,500 4.000%, 11/15/38 11/31 at 100.00 1,509,179
3,000 4.000%, 11/15/39 11/31 at 100.00 2,992,395
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 639,735
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A:
1,100 5.000%, 11/15/29 11/25 at 100.00 1,116,107
1,000 5.000%, 11/15/30 11/25 at 100.00 1,013,226
2,200 5.000%, 11/15/33 11/25 at 100.00 2,219,072

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A:
$ 2,390 5.000%, 11/15/35 11/28 at 100.00 $ 2,476,427
2,850 5.000%, 11/15/36 11/28 at 100.00 2,947,273
Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B:
2,060 5.000%, 11/15/29 No Opt. Call 2,299,355
1,000 5.000%, 11/15/33 No Opt. Call 1,175,892
1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 1,010,030
1,575 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,636,122
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A:
3,225 5.000%, 7/01/28 7/25 at 100.00 3,264,341
6,200 5.000%, 7/01/29 7/25 at 100.00 6,275,417
1,000 5.000%, 7/01/32 7/25 at 100.00 1,010,445
1,000 4.000%, 7/01/35 7/25 at 100.00 1,000,254
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call 1,609,580
1,000 5.000%, 11/15/34 11/27 at 100.00 1,035,296
1,745 4.000%, 11/15/35 11/27 at 100.00 1,705,840
1,000 4.000%, 11/15/37 11/27 at 100.00 965,893
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 1,200,850
1,140 5.000%, 9/01/29 9/24 at 100.00 1,140,622
TOTAL HEALTH CARE 54,732,648
HOUSING/MULTIFAMILY - 0.5%
500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series
2011A, 5.000%, 4/01/27
9/24 at 100.00 500,693
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
9/24 at 100.00 499,907
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 500,715
TOTAL HOUSING/MULTIFAMILY 1,501,315
HOUSING/SINGLE FAMILY - 0.4%
80 Dakota County Community Development Agency, Minnesota, Single
Family Mortgage Revenue Bonds, Mortgage Backed Securities Program,
Series 2011A, 4.400%, 12/01/26
9/24 at 100.00 80,015
120 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
9/24 at 100.00 119,741
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E:
670 1.850%, 1/01/29 No Opt. Call 607,406
400 1.900%, 7/01/29 No Opt. Call 359,256
TOTAL HOUSING/SINGLE FAMILY 1,166,418
INDUSTRIALS - 0.2%
815 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
12/24 at 100.00 815,083
TOTAL INDUSTRIALS 815,083

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE - 8.9%
$ 250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka,
Inc. Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 $ 228,408
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
4.250%, 9/01/38
9/24 at 101.00 985,474
750 Bethel, Minnesota, Housing and Health Care Facilities Revenue Bonds,
Ecumen Obligated Group Series 2024A, 5.250%, 3/01/34
3/31 at 103.00 770,299
1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 1,002,243
Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 95,076
100 4.000%, 9/01/30 9/26 at 102.00 94,379
100 4.000%, 9/01/31 9/26 at 102.00 93,652
100 4.000%, 9/01/32 9/26 at 102.00 92,914
155 4.000%, 9/01/33 9/26 at 102.00 142,822
100 4.000%, 9/01/34 9/26 at 102.00 91,396
815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
9/24 at 100.00 815,413
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
9/24 at 100.00 296,570
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
9/24 at 100.00 217,313
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
9/24 at 100.00 179,895
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
1,000 4.600%, 1/01/27 9/24 at 100.00 966,567
500 5.000%, 1/01/34 9/24 at 100.00 449,402
1,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%, 5/01/43
5/30 at 101.00 1,041,171
Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A:
2,385 (c) 3.875%, 8/01/29 9/24 at 100.00 2,350,853
1,100 (c) 5.000%, 8/01/36 9/24 at 100.00 1,100,333
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35
9/24 at 101.00 442,864
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 192,049
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
9/24 at 101.00 85,728
Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015:
425 4.750%, 11/01/28 9/24 at 100.00 416,809
750 5.250%, 11/01/45 9/24 at 100.00 707,875
100 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.100%, 8/01/25
9/24 at 101.00 98,343
Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A:
775 3.875%, 8/01/26 8/25 at 100.00 758,993
805 4.000%, 8/01/27 8/25 at 100.00 781,928
2,000 4.000%, 8/01/30 8/25 at 100.00 1,877,185
405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
9/24 at 102.00 376,630
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 952,118
2,415 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.000%, 5/01/33
9/24 at 100.00 2,356,844

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE (continued)
Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
$ 500 5.000%, 12/01/25 No Opt. Call $ 505,374
1,015 5.000%, 12/01/26 No Opt. Call 1,035,426
Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A:
160 (c) 3.100%, 11/01/31 11/26 at 102.00 145,202
625 (c) 3.150%, 11/01/32 11/26 at 102.00 560,661
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 491,939
550 3.700%, 9/01/28 9/24 at 100.00 540,776
350 3.800%, 9/01/29 9/24 at 100.00 344,215
565 3.900%, 9/01/30 9/24 at 100.00 556,686
320 4.125%, 9/01/34 9/24 at 100.00 316,000
1,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call 1,014,418
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
9/24 at 100.00 2,144,273
Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020:
120 2.700%, 3/01/26 3/25 at 101.00 116,290
335 2.950%, 3/01/28 3/25 at 101.00 313,535
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019:
175 3.000%, 8/01/27 9/24 at 102.00 170,843
300 3.125%, 8/01/28 9/24 at 102.00 292,166
300 3.250%, 8/01/29 9/24 at 102.00 292,139
225 3.375%, 8/01/30 9/24 at 102.00 219,044
TOTAL LONG-TERM CARE 29,120,533
TAX OBLIGATION/GENERAL - 29.0%
Alexandria, Minnesota, General Obligation Bonds, Tax Abatement Series
2024A:
355 5.000%, 2/01/40 2/34 at 100.00 400,884
530 5.000%, 2/01/41 2/34 at 100.00 592,740
280 5.000%, 2/01/42 2/34 at 100.00 310,061
1,355 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/34
2/28 at 100.00 1,307,501
1,405 Benson Independent School District 777, Minnesota, General Olibation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 1,446,216
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 3,371,044
1,000 4.000%, 2/01/33 2/27 at 100.00 1,026,553
Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A:
2,145 4.000%, 2/01/35 2/27 at 100.00 2,190,886
1,720 4.000%, 2/01/37 2/27 at 100.00 1,749,701
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
9/24 at 100.00 2,000,251
2,380 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A, 4.000%,
2/01/45
2/32 at 100.00 2,383,500
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 1,002,640
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail
Counties, Minnesota, General Obligation Bonds, School Building Series
2019A, 4.000%, 2/01/30
2/27 at 100.00 1,296,246

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Dover-Eyota Independent School District 533, Minnesota, General
Obligation Bonds, School Building   Facilities Maintenance Series 2023A:
$ 1,515 4.000%, 2/01/42 2/31 at 100.00 $ 1,536,051
1,450 4.000%, 2/01/45 2/31 at 100.00 1,444,461
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 1,013,065
2,590 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A, 5.000%, 2/01/38 , (WI/
DD)
2/32 at 100.00 2,922,419
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 3,254,238
2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 2,571,900
1,725 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 5.000%, 2/01/43
2/31 at 100.00 1,874,976
1,485 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 1,550,747
1,345 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/28
2/26 at 95.70 1,201,372
2,000 Hennepin County Regional Railroad Authority, Minnesota, General
Obligation Bonds, Limited Tax Series 2019A, 5.000%, 12/01/37
12/28 at 100.00 2,147,696
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 6,087,506
1,555 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/35
2/31 at 100.00 1,754,379
Jordan Independent School District 717, Scott County, Minnesota,
General Obligation Bonds, School Building Series 2023A:
1,200 5.000%, 2/01/37 2/31 at 100.00 1,329,270
1,000 5.000%, 2/01/39 2/31 at 100.00 1,089,604
Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A:
210 5.000%, 2/01/35 2/32 at 100.00 222,979
330 5.000%, 2/01/39 2/32 at 100.00 344,344
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/32
2/28 at 100.00 2,667,494
Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 1,514,347
500 4.000%, 12/01/35 12/26 at 100.00 509,481
5,100 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/38
9/31 at 100.00 5,373,061
Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2023B:
210 5.000%, 2/01/38 2/32 at 100.00 236,187
500 5.000%, 2/01/44 2/32 at 100.00 546,265
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 501,677
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 1,482,942
2,050 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series 2017A,
4.000%, 2/01/30
2/27 at 100.00 2,114,648
850 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 849,364
1,185 Northland Independent School District 118, Minnesota, General
Obligation Bonds, Series 2016A, 3.000%, 2/01/29
9/24 at 100.00 1,178,254

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 $ 1,535,239
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
9/24 at 100.00 1,026,744
880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 917,625
2,665 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B, 4.000%, 2/01/41
2/32 at 100.00 2,761,945
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 1,254,918
4,535 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 4,655,384
1,070 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 5.000%,
2/01/40
2/32 at 100.00 1,176,253
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 1,104,481
1,075 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/37
2/31 at 100.00 1,190,147
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%,
2/01/32
2/26 at 100.00 1,228,712
1,700 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/39
2/30 at 100.00 1,730,205
1,330 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%,
2/01/31
2/27 at 100.00 1,359,910
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35
2/30 at 100.00 2,063,467
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 2,028,826
915 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 938,027
975 Todd Morrison and Stern Counties, Minnesota, Independent School
District, General Obligation Bonds, Facilities Maintenance and Refunding
Series 2024A, 5.000%, 2/01/35
2/32 at 100.00 1,101,164
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 1,885,306
TOTAL TAX OBLIGATION/GENERAL 94,355,303
TAX OBLIGATION/LIMITED - 11.9%
55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 52,429
2,570 Marshall, Minnesota, Education Services Facility, Lease Revenue Bonds,
Southwest West Central Service Cooperatives, Series 2024A, 5.000%,
2/01/37
2/32 at 100.00 2,663,622
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
9/24 at 100.00 1,475,037
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 1,035,336
Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015:
360 4.000%, 3/01/25 9/24 at 100.00 359,898
500 5.000%, 3/01/29 9/24 at 100.00 500,188

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
9/24 at 100.00 $ 1,170,204
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 987,328
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 3,267,123
205 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/37
8/31 at 100.00 185,335
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C:
3,295 4.000%, 8/01/39 8/31 at 100.00 3,337,574
2,385 4.000%, 8/01/40 8/31 at 100.00 2,401,324
2,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 2,188,876
1,375 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A, 5.000%, 8/01/43
8/33 at 100.00 1,507,746
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
9/24 at 100.00 1,187,021
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023:
445 5.000%, 2/01/27 No Opt. Call 459,563
470 5.000%, 2/01/28 No Opt. Call 489,856
Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B:
605 3.125%, 2/01/29 2/25 at 100.00 605,380
350 3.250%, 2/01/30 2/25 at 100.00 350,128
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call 1,302,562
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series
2017A:
630 5.000%, 2/01/30 2/25 at 100.00 635,391
725 4.000%, 2/01/38 2/25 at 100.00 725,619
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 1,688,622
290 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 277,179
Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2024A:
1,000 5.000%, 2/01/37 2/34 at 100.00 1,156,385
500 5.000%, 2/01/38 2/34 at 100.00 575,372
1,000 5.000%, 2/01/39 2/34 at 100.00 1,140,421
1,810 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood and
Economic Development Projects, Refunding Series 2024C, 5.000%,
11/01/41
11/34 at 100.00 2,033,543
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 737,177
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health Care
Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29
10/25 at 100.00 3,501,116
Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A:
280 4.000%, 2/01/32 2/31 at 100.00 277,215
250 4.000%, 2/01/34 2/31 at 100.00 245,497
175 4.000%, 2/01/38 2/31 at 100.00 166,810
TOTAL TAX OBLIGATION/LIMITED 38,686,877

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION - 7.8%
$ 1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/33
7/29 at 100.00 $ 1,086,115
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,250 5.000%, 1/01/28, (AMT) No Opt. Call 1,317,270
1,735 5.000%, 1/01/30, (AMT) 7/29 at 100.00 1,853,163
1,000 5.000%, 1/01/32, (AMT) 7/29 at 100.00 1,061,360
1,000 5.000%, 1/01/44, (AMT) 7/29 at 100.00 1,029,452
3,580 5.000%, 1/01/49, (AMT) 7/29 at 100.00 3,656,256
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C:
1,050 5.000%, 1/01/34 1/27 at 100.00 1,096,338
1,130 5.000%, 1/01/41 1/27 at 100.00 1,165,437
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B:
2,980 5.000%, 1/01/29, (AMT) No Opt. Call 3,179,087
1,000 5.000%, 1/01/32, (AMT) No Opt. Call 1,089,235
2,325 5.000%, 1/01/33, (AMT) 1/32 at 100.00 2,525,665
855 5.000%, 1/01/35, (AMT) 1/32 at 100.00 925,026
2,000 5.250%, 1/01/47, (AMT) 1/32 at 100.00 2,139,231
3,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Series 2024A, 5.000%, 1/01/43,
(AMT)
1/34 at 100.00 3,200,923
TOTAL TRANSPORTATION 25,324,558
U.S. GUARANTEED - 1.1% (d)
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A:
1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 1,128,173
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 2,343,524
TOTAL U.S. GUARANTEED 3,471,697
UTILITIES - 3.9%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
475 4.000%, 12/01/28 12/24 at 100.00 476,508
495 4.000%, 12/01/29 12/24 at 100.00 496,536
Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series
2012A:
580 5.000%, 12/01/25 9/24 at 100.00 580,953
670 5.000%, 12/01/26 9/24 at 100.00 670,948
100 Luverne, Minnesota, Electric Revenue Bonds, Series 2018A, 4.000%,
12/01/33
12/28 at 100.00 102,637
Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 500,731
500 5.000%, 10/01/30 10/24 at 100.00 500,811
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 1,000,192
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 752,037
1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 1,047,313
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 975,995
100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 3.000%, 10/01/27
No Opt. Call 98,392
500 Sauk Centre Public Utilities Commission, Minnesota, Electric Revenue
Bonds, Series 2024A, 4.000%, 12/01/37 - AGM Insured
12/34 at 100.00 512,139
2,500 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 2,540,876

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Refunding Series 2015A:
$ 1,335 5.000%, 1/01/31 1/26 at 100.00 $ 1,374,302
1,000 5.000%, 1/01/33 1/26 at 100.00 1,027,853
TOTAL UTILITIES 12,658,223
TOTAL MUNICIPAL BONDS
(cost $322,040,890) 321,699,611
TOTAL LONG-TERM INVESTMENTS
(cost $322,040,890) 321,699,611
OTHER ASSETS & LIABILITIES, NET - 1.1% 3,638,979
NET ASSETS - 100% $ 325,338,590
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 321,699,611 $ – $ 321,699,611
Total
$ – $ 321,699,611 $ – $ 321,699,611
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,517,460 or 2.0% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 95.2%
X 601,817,009
MUNICIPAL BONDS - 95.2%   X 601,817,009
EDUCATION AND CIVIC ORGANIZATIONS - 19.1%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%,
8/01/46
8/26 at 100.00 $ 117,424
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 2,583,687
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/36 9/24 at 102.00 98,199
2,000 5.000%, 7/01/47 9/24 at 102.00 1,824,692
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 680,830
250 5.250%, 7/01/40 7/25 at 100.00 251,673
500 5.500%, 7/01/50 7/25 at 100.00 502,569
3,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2024A, 6.125%, 6/15/61
6/31 at 103.00 3,049,306
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
9/24 at 100.00 1,025,622
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 1,016,539
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 95,687
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 5,361,371
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A:
600 5.000%, 7/01/29 9/24 at 100.00 600,278
1,000 5.000%, 7/01/34 9/24 at 100.00 1,000,413
525 5.000%, 7/01/44 9/24 at 100.00 524,996
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 3,770,211
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 1,061,601
1,450 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.375%, 7/01/42
7/32 at 100.00 1,453,097
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 377,091
100 5.000%, 7/01/55 7/30 at 100.00 83,109
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A:
460 6.000%, 7/01/33 9/24 at 100.00 460,483
3,815 6.000%, 7/01/43 9/24 at 100.00 3,817,604
1,260 6.125%, 7/01/48 9/24 at 100.00 1,260,937
Minnesota Department of Iron Range Resource and Rehabilitation,
Educational Facilities Revenue Bonds, Series 2023A:
1,970 5.000%, 10/01/40 10/33 at 100.00 2,230,078
2,740 5.000%, 10/01/42 10/33 at 100.00 3,059,039
2,880 5.000%, 10/01/43 10/33 at 100.00 3,199,944
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 2,280,543
4,700 5.000%, 5/01/47 5/27 at 100.00 4,283,899
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/37
3/27 at 100.00 1,009,775

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023:
$ 5,135 5.000%, 3/01/48 3/33 at 100.00 $ 5,522,175
3,000 5.000%, 3/01/53 3/33 at 100.00 3,203,383
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 456,023
Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021:
125 4.000%, 3/01/35 3/31 at 100.00 130,517
155 4.000%, 3/01/36 3/31 at 100.00 161,461
100 4.000%, 3/01/37 3/31 at 100.00 103,459
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 1,001,179
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 680,901
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021:
435 4.000%, 10/01/24 No Opt. Call 435,133
500 4.000%, 10/01/32 10/30 at 100.00 516,243
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Johns University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 356,527
385 5.000%, 10/01/34 10/25 at 100.00 392,273
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2016-8-N:
2,300 4.000%, 10/01/34 10/26 at 100.00 2,322,704
975 4.000%, 10/01/35 10/26 at 100.00 982,977
Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 904,956
2,820 4.000%, 10/01/50 10/30 at 100.00 2,669,689
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A:
1,000 4.000%, 10/01/38 10/30 at 100.00 1,009,160
575 4.125%, 10/01/41 10/30 at 100.00 576,183
2,000 5.000%, 10/01/47 10/30 at 100.00 2,121,263
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 1,030,835
100 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 100,996
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019:
1,000 4.000%, 10/01/31 10/29 at 100.00 1,027,989
2,000 5.000%, 10/01/40 10/29 at 100.00 2,113,670
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B:
2,125 5.000%, 10/01/39 10/30 at 100.00 2,299,044
500 4.000%, 10/01/40 10/30 at 100.00 500,226
1,490 4.125%, 10/01/42 10/30 at 100.00 1,489,654
500 4.125%, 10/01/42 10/30 at 100.00 499,884
4,170 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2024A, 5.000%, 10/01/49
10/32 at 100.00 4,466,382
Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series:
325 5.000%, 11/01/24, (AMT) No Opt. Call 325,564
645 2.650%, 11/01/38, (AMT) 11/27 at 100.00 574,977
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 1,060,683
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 132,208

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 $ 993,246
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 1,353,053
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A:
240 (c) 5.500%, 7/01/38 7/27 at 100.00 244,630
685 (c) 5.500%, 7/01/52 7/27 at 100.00 691,539
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 2,488,278
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A:
1,000 5.750%, 9/01/46 9/26 at 100.00 1,017,101
500 6.000%, 9/01/51 9/26 at 100.00 509,758
4,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 2,946,301
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000 (c) 5.000%, 6/15/48 6/25 at 100.00 982,178
1,615 (c) 5.000%, 6/15/53 6/25 at 100.00 1,571,631
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding Series
2021A, 4.000%, 9/01/31
9/24 at 102.00 724,722
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 1,805,492
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 626,607
1,030 5.375%, 7/01/50 7/25 at 100.00 1,032,686
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School
Project, Series 2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 1,171,135
2,620 5.000%, 7/01/55 7/27 at 102.00 2,441,012
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A:
460 5.000%, 7/01/33 9/24 at 100.00 460,167
1,450 5.000%, 7/01/44 9/24 at 100.00 1,403,823
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A:
2,135 5.000%, 10/01/41 10/26 at 100.00 2,049,619
380 5.125%, 10/01/48 10/26 at 100.00 360,604
1,595 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/54
6/27 at 100.00 1,539,803
St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018:
500 5.000%, 12/01/43 12/26 at 102.00 503,762
500 5.125%, 12/01/49 12/26 at 102.00 503,084
1,750 University of Minnesota, General Obligation Bonds, Refunding Series
2024A, 5.000%, 1/01/43
1/34 at 100.00 1,974,084
3,505 University of Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 4/01/44
4/29 at 100.00 3,707,898
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%,
6/01/46
9/24 at 100.00 17,422

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and
Science Academy Building Company, Refunding Series 2020A:
$ 390 4.000%, 12/01/40 12/25 at 102.50 $ 348,951
450 4.000%, 12/01/50 12/25 at 102.50 374,246
Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A:
340 4.000%, 7/01/31 7/28 at 103.00 322,974
660 4.000%, 7/01/51 7/28 at 103.00 506,696
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 120,921,517
HEALTH CARE - 17.0%
Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016:
500 4.000%, 3/01/32 3/26 at 100.00 495,497
2,000 4.000%, 3/01/37 3/26 at 100.00 1,950,656
City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017:
550 3.000%, 4/01/26 No Opt. Call 538,974
485 5.000%, 4/01/41 4/27 at 100.00 490,922
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 518,316
580 4.250%, 2/15/43 2/28 at 100.00 567,823
13,115 5.000%, 2/15/48 2/28 at 100.00 13,380,651
3,000 5.000%, 2/15/53 2/28 at 100.00 3,051,353
1,000 5.250%, 2/15/53 2/28 at 100.00 1,027,604
2,590 5.250%, 2/15/58 2/28 at 100.00 2,659,439
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A:
400 4.000%, 6/15/34 6/31 at 100.00 418,674
175 4.000%, 6/15/38 6/31 at 100.00 179,750
175 4.000%, 6/15/39 6/31 at 100.00 178,482
570 3.000%, 6/15/44 6/31 at 100.00 488,615
450 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/38
6/32 at 100.00 464,347
1,250 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 1,359,803
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2013:
500 4.000%, 4/01/27 9/24 at 100.00 499,597
760 4.000%, 4/01/31 9/24 at 100.00 748,738
1,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding
Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 970,817
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 437,929
430 5.000%, 5/01/32 5/27 at 100.00 441,943
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021:
2,725 4.000%, 11/15/37 11/31 at 100.00 2,760,624
10,360 4.000%, 11/15/39 11/31 at 100.00 10,333,739
1,000 4.000%, 11/15/40 11/31 at 100.00 991,622
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A:
525 5.000%, 11/15/26 11/25 at 100.00 533,688
485 4.000%, 11/15/40 11/25 at 100.00 457,589

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A:
$ 1,000 5.000%, 11/15/35 11/28 at 100.00 $ 1,036,162
3,465 4.000%, 11/15/48 11/28 at 100.00 3,151,416
1,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/24
No Opt. Call 1,002,799
3,365 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 3,678,593
2,600 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/36
No Opt. Call 3,117,446
2,500 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 2,687,086
4,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 4,944,096
9,410 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 9,775,180
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A:
8,660 5.000%, 7/01/30 7/25 at 100.00 8,761,595
3,825 5.000%, 7/01/31 7/25 at 100.00 3,866,294
4,075 4.000%, 7/01/35 7/25 at 100.00 4,076,036
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
2,135 5.000%, 11/15/27 No Opt. Call 2,233,780
600 4.000%, 11/15/36 11/27 at 100.00 581,611
640 4.000%, 11/15/37 11/27 at 100.00 618,172
2,830 4.000%, 11/15/43 11/27 at 100.00 2,615,924
2,500 5.000%, 11/15/47 11/27 at 100.00 2,536,852
1,175 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
9/24 at 100.00 1,175,660
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 1,936,674
1,410 5.000%, 9/01/34 9/24 at 100.00 1,410,496
1,900 Wadena, Minnesota, Revenue Bonds, Wadena Cancer Center Project,
Series 2024A, 5.000%, 12/01/45
6/34 at 100.00 2,045,916
TOTAL HEALTH CARE 107,198,980
HOUSING/MULTIFAMILY - 0.5%
1,000 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023B, 5.375%, 5/01/27, (Mandatory Put 5/01/25)
1/25 at 100.00 1,001,429
2,360 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
9/24 at 100.00 2,360,319
TOTAL HOUSING/MULTIFAMILY 3,361,748
HOUSING/SINGLE FAMILY - 0.7%
35 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
9/24 at 100.00 35,015
365 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 333,098
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A:
460 1.550%, 7/01/25, (AMT) No Opt. Call 451,233
370 1.700%, 7/01/26, (AMT) No Opt. Call 355,121
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020D:
220 1.625%, 1/01/26, (AMT) No Opt. Call 213,441
205 1.650%, 7/01/26, (AMT) No Opt. Call 196,487

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/SINGLE FAMILY (continued)
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020H:
$ 460 1.100%, 7/01/26, (AMT) No Opt. Call $ 435,417
460 1.350%, 7/01/27, (AMT) No Opt. Call 424,158
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021A:
380 1.550%, 1/01/28, (AMT) No Opt. Call 349,248
390 1.600%, 7/01/28, (AMT) No Opt. Call 355,271
485 1.750%, 1/01/29, (AMT) No Opt. Call 432,098
485 1.800%, 7/01/29, (AMT) No Opt. Call 427,308
245 1.900%, 1/01/30, (AMT) No Opt. Call 212,996
240 1.950%, 7/01/30, (AMT) No Opt. Call 206,420
100 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Social Series 2024L, 4.150%, 7/01/38
1/33 at 100.00 101,305
TOTAL HOUSING/SINGLE FAMILY 4,528,616
INDUSTRIALS - 0.4%
2,250 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT)
9/24 at 100.00 2,214,964
TOTAL INDUSTRIALS 2,214,964
LONG-TERM CARE - 7.2%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 1,914,630
Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call 226,587
240 4.000%, 9/01/28 No Opt. Call 242,384
270 4.000%, 9/01/31 9/28 at 102.00 271,000
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
5.000%, 9/01/43
9/24 at 101.00 1,003,553
1,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue Bonds,
Ecumen Obligated Group Series 2024A, 6.125%, 3/01/49
3/31 at 103.00 1,013,274
Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014:
375 4.000%, 11/01/39 11/24 at 100.00 364,583
500 5.000%, 11/01/44 11/24 at 100.00 500,510
Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 456,884
1,500 5.000%, 9/01/52 9/26 at 102.00 1,299,586
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
9/24 at 100.00 1,500,415
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project,
Series 2017, 5.000%, 11/01/49
11/25 at 100.00 1,437,755
Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet
LLC Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 205,710
700 4.000%, 8/01/41 8/28 at 102.00 562,739
200 4.000%, 8/01/48 8/28 at 102.00 148,315
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
9/24 at 100.00 1,027,751
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
575 5.250%, 1/01/40 9/24 at 100.00 498,802
1,175 5.250%, 1/01/46 9/24 at 100.00 972,540
1,250 Cuyuna Range Hospital District, Minnesota, Health Care Facilities Revenue
Bonds, Crosby Senior Service Care Center, Series 2023, 5.500%, 5/01/48
5/30 at 101.00 1,290,664

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE (continued)
$ 1,195 (c) Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46
9/24 at 100.00 $ 1,183,955
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44
9/24 at 101.00 408,301
Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 382,477
1,250 5.000%, 7/01/54 7/25 at 102.00 1,174,449
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
9/24 at 101.00 164,935
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
9/24 at 100.00 1,415,750
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.400%, 8/01/28
9/24 at 101.00 284,457
2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 2,011,670
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
9/24 at 102.00 1,151,579
2,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 1,853,912
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
9/24 at 100.00 47,729
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue
Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018,
5.000%, 10/01/43
9/24 at 100.00 872,851
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior
Housing and Health Care Revenue Bonds, Carondelet Village Project,
Series 2016A, 5.000%, 12/01/41
12/24 at 102.00 4,019,034
Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
1,175 5.000%, 12/01/29 No Opt. Call 1,235,130
300 5.000%, 12/01/30 No Opt. Call 318,457
1,750 5.000%, 12/01/36 12/30 at 100.00 1,842,784
Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A:
450 (c) 4.000%, 11/01/34 11/26 at 102.00 422,330
1,015 (c) 4.000%, 11/01/42 11/26 at 102.00 875,067
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
400 4.000%, 9/01/32 9/24 at 100.00 394,614
500 4.100%, 9/01/33 9/24 at 100.00 495,547
315 4.200%, 9/01/36 9/24 at 100.00 308,314
300 4.250%, 9/01/37 9/24 at 100.00 292,680
1,000 5.000%, 9/01/42 9/24 at 100.00 1,000,127
600 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 5.000%, 9/01/35
9/27 at 100.00 604,472
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
9/24 at 100.00 2,139,796
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019:
650 5.000%, 8/01/49 9/24 at 102.00 654,915
5,000 5.000%, 8/01/54 9/24 at 102.00 5,028,717
TOTAL LONG-TERM CARE 45,521,731

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 22.0%
$ 1,355 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/43
2/28 at 100.00 $ 1,159,963
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax
Series 2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 2,188,810
5,630 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series 2024A,
5.000%, 2/01/54
2/34 at 100.00 6,084,688
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A:
200 4.000%, 2/01/42 2/27 at 100.00 198,975
3,600 4.000%, 2/01/43 2/27 at 100.00 3,567,113
Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A:
1,090 4.000%, 2/01/36 2/27 at 100.00 1,111,147
1,880 4.000%, 2/01/38 2/27 at 100.00 1,902,631
2,715 4.000%, 2/01/41 2/27 at 100.00 2,734,174
2,260 4.000%, 2/01/42 2/27 at 100.00 2,273,312
3,000 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 2,929,563
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 1,161,761
Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 1,009,340
1,000 4.000%, 2/01/36 2/25 at 100.00 1,002,640
Corcoran, Minnesota, General Obligation Bonds, Series 2023A:
625 4.000%, 2/01/40 - BAM Insured 2/31 at 100.00 635,916
3,605 4.000%, 2/01/48 - BAM Insured 2/31 at 100.00 3,537,582
Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145 4.000%, 2/01/31 2/28 at 100.00 1,188,537
1,145 4.000%, 2/01/32 2/28 at 100.00 1,187,511
Dover-Eyota Independent School District 533, Minnesota, General
Obligation Bonds, School Building   Facilities Maintenance Series 2023A:
1,225 4.000%, 2/01/44 2/31 at 100.00 1,229,192
500 4.000%, 2/01/45 2/31 at 100.00 498,090
Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 1,006,183
1,480 0.000%, 2/01/32 2/28 at 92.24 1,068,323
535 0.000%, 2/01/33 2/28 at 89.86 366,774
1,115 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A, 4.000%, 2/01/43 , (WI/
DD)
2/32 at 100.00 1,117,136
3,000 Farmington Independent School District 192, Dakota County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2023A,
5.000%, 2/01/25
No Opt. Call 3,025,903
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 472,536
GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A:
1,090 5.000%, 2/01/41 2/31 at 100.00 1,194,381
2,450 5.000%, 2/01/48 2/31 at 100.00 2,628,273
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 581,064
705 Hawley Independent School District 150, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 5.000%, 2/01/39
2/30 at 100.00 761,367
2,000 Hennepin County, Minnesota, General Obligation Bonds, Refunding
Series 2022B, 5.000%, 12/01/39
12/32 at 100.00 2,275,227

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 3,000 Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series
2020C, 5.000%, 12/15/38
12/29 at 100.00 $ 3,261,077
1,000 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 1,120,509
1,250 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,254,213
1,935 Independent School District No. 115, Cass Lake-Bena Public Schools,
Minnesota, Cass Beltrami and Hubbard Counties, General Obligation
School Building Bonds, Series 2023A, 5.000%, 2/01/37
2/31 at 100.00 2,155,337
1,145 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/36
2/31 at 100.00 1,287,556
600 Jordan Independent School District 717, Scott County, Minnesota,
General Obligation Bonds, School Building Series 2023A, 5.000%,
2/01/38
2/31 at 100.00 658,796
1,585 Kerkoven, Murdock, and Sunburg Independent School District 775, Swift
County, Minnesota, General Obligation Bonds, School Building Series
2024A, 5.000%, 2/01/41
2/34 at 100.00 1,775,327
500 La Crescent-Hokah Independent School District 300, Houston and
Winona Counties, Minnesota, General Obligation Bonds, School Building
& Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 517,715
Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660 3.600%, 1/01/35 - AGM Insured 9/24 at 100.00 660,002
500 4.000%, 1/01/45 - AGM Insured 9/24 at 100.00 500,096
Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A:
1,315 4.000%, 2/01/38 2/30 at 100.00 1,350,775
3,500 4.000%, 2/01/50 2/30 at 100.00 3,398,018
1,590 Medicine Lake, Minnesota, General Obligation Bonds, Series 2024A,
5.000%, 2/01/54
2/32 at 100.00 1,605,442
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Building Series 2023A, 5.000%, 2/01/43
2/33 at 100.00 1,585,418
Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long Term Facilities Maintenance Series
2023B:
2,645 5.000%, 2/01/43 2/33 at 100.00 2,932,468
2,780 5.000%, 2/01/44 2/33 at 100.00 3,071,614
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2022A, 5.000%,
2/01/43
2/32 at 100.00 1,569,410
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 2,236,624
2,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023, 5.000%,
12/01/39
12/31 at 100.00 2,245,427
2,975 Minnesota State, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 8/01/35
8/28 at 100.00 3,201,917
4,705 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 9/01/30
No Opt. Call 5,352,244
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/41
8/33 at 100.00 2,271,904
Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2023B:
325 5.000%, 2/01/40 2/32 at 100.00 361,538
500 5.000%, 2/01/42 2/32 at 100.00 550,050
1,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Refunding Alternative Facilities
Series 2018E, 5.000%, 2/01/35
2/25 at 100.00 1,008,228
Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 250,839
500 4.000%, 2/01/36 2/25 at 100.00 501,677

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Moorhead Independent School District 152, Clay County, Minnesota,
General Obligation Bonds, School Building Series 2020A:
$ 1,290 3.000%, 2/01/43 2/28 at 100.00 $ 1,105,077
1,100 3.000%, 2/01/44 2/28 at 100.00 928,912
2,000 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 1,998,503
530 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 523,929
1,245 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B, 4.000%, 2/01/40
2/32 at 100.00 1,301,412
1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 1,867,842
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 4,024,861
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 1,254,918
4,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 4,106,182
Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A:
1,020 5.000%, 2/01/39 2/32 at 100.00 1,130,870
1,285 4.000%, 2/01/42 2/32 at 100.00 1,301,957
1,700 Russell-Tyler-Ruthton Public Schools Independent School District 2902,
Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/31
2/29 at 100.00 1,794,025
800 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022B, 4.000%,
2/01/43
2/30 at 100.00 803,041
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,000,506
Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A:
1,340 4.000%, 2/01/28 2/26 at 100.00 1,364,275
1,400 4.000%, 2/01/30 2/26 at 100.00 1,425,077
1,885 3.200%, 2/01/32 2/26 at 100.00 1,890,713
Sartell, Minnesota, General Obligation Bonds, Series 2022A:
1,840 4.000%, 2/01/41 2/30 at 100.00 1,851,813
1,180 4.000%, 2/01/43 2/30 at 100.00 1,186,202
Shakopee Independent School District 720, Scott County, Minnesota,
General Obligation Bonds, Capital Facilities Series 2020A:
250 4.000%, 2/01/33 2/27 at 100.00 256,992
425 4.000%, 2/01/34 2/27 at 100.00 436,782
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 2,502,758
South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 1,359,910
670 4.000%, 2/01/33 2/27 at 100.00 683,551
South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A:
1,000 4.000%, 2/01/34 2/30 at 100.00 1,029,882
2,030 4.000%, 2/01/35 2/30 at 100.00 2,094,418
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 1,014,413
825 Waconia Independent School District, Minnesota, General Obligation
Bonds, School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 821,981

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 1,315 Waseca Independent School District 829, Steele, Rice, and Waseca
Counties, Minnesota, General Obligation Bonds, School Buidling Series
2015A, 4.000%, 2/01/27
2/26 at 100.00 $ 1,339,124
TOTAL TAX OBLIGATION/GENERAL 139,182,259
TAX OBLIGATION/LIMITED - 10.4%
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call 756,167
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 306,491
Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A:
1,000 4.875%, 12/15/42 12/32 at 100.00 1,022,293
500 5.000%, 12/15/44 12/32 at 100.00 514,782
1,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project,
Refunding First Lien Series 2017A, 5.000%, 12/15/30
12/26 at 100.00 1,046,340
Marshall, Minnesota, Education Services Facility, Lease Revenue Bonds,
Southwest West Central Service Cooperatives, Series 2024A:
675 5.125%, 2/01/41 2/32 at 100.00 691,612
725 5.375%, 2/01/45 2/32 at 100.00 742,766
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
9/24 at 100.00 425,051
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
9/24 at 100.00 1,090,085
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A:
200 4.000%, 8/01/30 8/27 at 100.00 202,887
475 4.000%, 8/01/34 8/27 at 100.00 480,209
325 4.000%, 8/01/35 8/27 at 100.00 328,474
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 1,135,416
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B:
500 3.000%, 8/01/38 8/31 at 100.00 446,320
500 3.000%, 8/01/39 8/31 at 100.00 437,343
500 3.000%, 8/01/40 8/31 at 100.00 441,744
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C:
2,810 4.000%, 8/01/35 8/31 at 100.00 2,925,213
2,925 4.000%, 8/01/36 8/31 at 100.00 3,023,404
3,045 4.000%, 8/01/37 8/31 at 100.00 3,126,624
3,165 4.000%, 8/01/38 8/31 at 100.00 3,225,884
1,000 4.000%, 8/01/43 8/31 at 100.00 990,582
1,780 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,967,198
2,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 2,188,876
Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A:
1,280 5.000%, 8/01/42 8/33 at 100.00 1,414,312
1,200 5.000%, 8/01/44 8/33 at 100.00 1,306,412
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023:
1,480 5.000%, 2/01/38 2/28 at 100.00 1,506,847
2,790 5.125%, 2/01/43 2/28 at 100.00 2,838,282
Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 1,470,625
580 3.750%, 2/01/36 2/25 at 100.00 580,496
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 4,529,344

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 1,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 $ 1,010,816
Plymouth Intermediate District 287, Minnesota, Facilities Maintence
Bonds, Series 2017B:
175 4.000%, 5/01/29 5/27 at 100.00 179,997
200 4.000%, 5/01/32 5/27 at 100.00 204,526
100 4.000%, 5/01/33 5/27 at 100.00 102,157
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 4,506,637
6,077 5.000%, 7/01/58 7/28 at 100.00 6,103,875
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call 1,226,693
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series
2017A:
355 5.000%, 2/01/32 2/25 at 100.00 357,994
520 5.000%, 2/01/34 2/25 at 100.00 524,364
Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series
2015B:
30 4.250%, 4/01/25 9/24 at 100.00 29,960
430 4.875%, 4/01/30 9/24 at 100.00 430,120
1,405 5.250%, 4/01/43 9/24 at 100.00 1,404,974
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 2,671,887
Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B:
5 4.000%, 2/01/36 2/29 at 100.00 5,171
1,000 4.000%, 2/01/37 2/29 at 100.00 1,036,566
500 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2024A, 5.000%, 2/01/43
2/34 at 100.00 559,387
2,500 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood and
Economic Development Projects, Refunding Series 2024C, 5.000%,
11/01/42
11/34 at 100.00 2,799,625
Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A:
375 4.000%, 2/01/26 No Opt. Call 375,469
320 4.000%, 2/01/28 No Opt. Call 320,921
330 4.000%, 2/01/30 No Opt. Call 330,131
435 4.000%, 2/01/41 2/31 at 100.00 398,482
TOTAL TAX OBLIGATION/LIMITED 65,741,831
TRANSPORTATION - 8.1%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
1,000 5.000%, 1/01/33 7/29 at 100.00 1,086,115
1,560 5.000%, 1/01/49 7/29 at 100.00 1,628,992
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,540 5.000%, 1/01/31, (AMT) 7/29 at 100.00 1,639,994
1,500 5.000%, 1/01/32, (AMT) 7/29 at 100.00 1,592,039
1,000 5.000%, 1/01/35, (AMT) 7/29 at 100.00 1,055,933
1,235 5.000%, 1/01/39, (AMT) 7/29 at 100.00 1,287,270
5,600 5.000%, 1/01/44, (AMT) 7/29 at 100.00 5,764,928
7,370 5.000%, 1/01/49, (AMT) 7/29 at 100.00 7,526,986
8,145 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 8,347,512
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34,
(AMT)
1/27 at 100.00 487,980
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 5.000%, 1/01/52
1/32 at 100.00 2,117,512

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B:
$ 2,510 5.000%, 1/01/40, (AMT) 1/32 at 100.00 $ 2,657,391
11,300 5.000%, 1/01/47, (AMT) 1/32 at 100.00 11,764,632
4,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Series 2024A, 5.250%, 1/01/49,
(AMT)
1/34 at 100.00 4,333,123
TOTAL TRANSPORTATION 51,290,407
U.S. GUARANTEED - 0.5% (d)
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-
refunded 11/15/25)
11/25 at 100.00 1,640,979
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-refunded
2/01/26)
2/26 at 100.00 1,555,286
TOTAL U.S. GUARANTEED 3,196,265
UTILITIES - 9.3%
1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,257,418
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 139,583
2,275 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 2,298,087
5,000 (e) Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022B, 4.571%, 12/01/52, (Mandatory Put 12/01/27) (SOFR*0.67%
reference rate + 1.000% spread)
9/27 at 100.00 5,018,831
Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A:
1,000 4.000%, 10/01/31 10/24 at 100.00 1,000,569
1,000 4.000%, 10/01/32 10/24 at 100.00 1,000,507
4,650 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 4,752,536
5,555 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 5,693,413
Saint Paul Housing and Redevelopment Authority, Minnesota, District
Energy Revenue Bonds, Refunding Series 2017A:
390 4.000%, 10/01/28 10/27 at 100.00 401,576
1,610 4.000%, 10/01/33 10/27 at 100.00 1,636,330
Saint Paul Housing and Redevelopment Authority, Minnesota, District
Energy Revenue Bonds, Refunding Series 2017B:
355 4.000%, 10/01/28 10/27 at 100.00 365,537
270 4.000%, 10/01/29 10/27 at 100.00 278,421
2,500 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 2,346,796
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 1,076,331
300 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 3.000%, 10/01/34
10/27 at 100.00 277,686
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 1,003,359
1,250 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2023-3, 5.250%, 10/01/42, (AMT)
10/33 at 100.00 1,293,124
4,905 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/32 at 100.00 4,848,116
1,175 Sauk Centre Public Utilities Commission, Minnesota, Electric Revenue
Bonds, Series 2024A, 4.375%, 12/01/49 - AGM Insured
12/34 at 100.00 1,176,817
Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A:
4,770 0.000%, 1/01/25 - NPFG Insured No Opt. Call 4,711,424
6,230 0.000%, 1/01/26 - NPFG Insured No Opt. Call 5,950,198

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
$ 230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 $ 234,166
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 261,968
11,265 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 11,635,898
TOTAL UTILITIES 58,658,691
TOTAL MUNICIPAL BONDS
(cost $605,436,044) 601,817,009
TOTAL LONG-TERM INVESTMENTS
(cost $605,436,044) 601,817,009
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  4.1%
X 25,690,000
MUNICIPAL BONDS - 4.1%   X 25,690,000
EDUCATION AND CIVIC ORGANIZATIONS - 0.9%
$ 4,900 (f) Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2009, 2.900%, 12/01/40
9/24 at 100.00 $ 4,900,000
775 (f) Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Variable Rate Demand Obligation Series 2002, 3.000%, 5/04/32
6/24 at 100.00 775,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 5,675,000
HEALTH CARE - 2.1%
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
Series 2018A:
11,310 (f)
3.800%, 11/15/48
6/24 at 100.00 11,310,000
2,000 (f) Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 2.800%, 11/15/38
6/24 at 100.00 2,000,000
TOTAL HEALTH CARE 13,310,000
TAX OBLIGATION/GENERAL - 1.1%
6,705 (f) Hennepin County, Minnesota, General Obligation Bonds, Variable Rate
Series 2018B, 2.900%, 12/01/38
6/24 at 100.00 6,705,000
TOTAL TAX OBLIGATION/GENERAL 6,705,000
TOTAL Municipal Bonds
(cost $25,690,000) 25,690,000
TOTAL SHORT-TERM INVESTMENTS
(cost $25,690,000) 25,690,000
TOTAL INVESTMENTS
(cost $631,126,044) - 99.3% 627,507,009
OTHER ASSETS & LIABILITIES, NET - 0.7% 4,374,296
NET ASSETS - 100% $ 631,881,305

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 601,817,009 $ – $ 601,817,009
Short-Term Investments:
Municipal Bonds – 25,690,000 – 25,690,000
Total
$ – $ 627,507,009 $ – $ 627,507,009
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $11,235,600 or 1.8% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
WI/DD When-issued or delayed delivery security.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.8%
X 72,708,071
MUNICIPAL BONDS - 98.8%   X 72,708,071
EDUCATION AND CIVIC ORGANIZATIONS - 11.1%
$ 1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 $ 1,532,727
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue
Bonds, Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 1,311,380
1,000 Nebraska State Colleges, Student Fees and Facilities Revenue Bonds,
Board of Trustees, Wayne State College Series 2023, 5.000%, 7/01/48 -
AGM Insured
7/33 at 100.00 1,081,823
Saline County, Nebraska, Educational Facilities Revenue Bonds, Doane
College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 341,769
445 3.000%, 2/15/35 2/29 at 100.00 418,847
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 381,949
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 1,010,046
2,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 2,127,513
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 8,206,054
HEALTH CARE - 9.4%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 567,496
300 4.000%, 11/15/41 11/30 at 100.00 293,329
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 186,589
500 5.000%, 11/15/47 5/27 at 100.00 508,116
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
9/24 at 100.00 775,083
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 500,358
2,000 5.000%, 11/01/45 11/25 at 100.00 2,015,940
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 258,220
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018:
500 5.000%, 7/01/34 7/25 at 100.00 500,652
435 5.000%, 7/01/35 7/25 at 100.00 435,396
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 854,434
TOTAL HEALTH CARE 6,895,613
HOUSING/SINGLE FAMILY - 1.0%
660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 633,479
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 77,506
45 1.950%, 9/01/37 3/30 at 100.00 33,520
TOTAL HOUSING/SINGLE FAMILY 744,505

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE - 4.6%
$ 3,700 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities Obligated
Group, Series 2019A, 4.000%, 1/01/49
1/26 at 102.00 $ 3,352,849
TOTAL LONG-TERM CARE 3,352,849
TAX OBLIGATION/GENERAL - 41.6%
500 Adams County, Nebraska, General Obligation Bonds, Series 2023A,
5.000%, 12/15/42
1/28 at 100.00 517,227
500 Buffalo County School District 007 Kearney Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2016, 3.000%,
12/15/36
4/26 at 100.00 462,532
750 City of Omaha, Nebraska, Special Tax Revenue Redevelopment and
Refunding Bonds, Series 2024A, 5.000%, 4/15/44
4/34 at 100.00 832,992
1,000 Custer County School District 025 Broken Bow Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2024, 5.000%,
12/15/41 - BAM Insured
3/29 at 100.00 1,050,242
750 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/15/48 - AGM Insured
12/33 at 100.00 818,749
450 Douglas County Sanitary and Improvement District 607 Deer Crest,
Nebraska, General Obligation Bonds, Series 2024, 5.000%, 9/15/44
3/29 at 100.00 451,479
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33
9/24 at 100.00 1,090,258
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 896,453
500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 398,334
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 1,275,181
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 1,003,016
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 757,749
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2024, 4.000%, 12/15/45 - AGM Insured
12/34 at 100.00 988,335
Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Series 2023:
405 5.000%, 12/15/43 12/32 at 100.00 442,720
1,500 5.000%, 12/15/48 12/32 at 100.00 1,616,509
635 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2023, 5.000%, 12/01/41
12/31 at 100.00 693,781
Hall County, Nebraska, Limited Tax Bonds, Building Series 2024:
250 5.000%, 12/15/40 , (WI/DD) 6/29 at 100.00 266,128
250 4.000%, 12/15/44 , (WI/DD) 6/29 at 100.00 246,114
Kearney County School District 501, Nebraska, General Obligation Bonds,
Axtell Community Schools School Building Series 2024:
375 5.000%, 12/15/39 , (WI/DD) 6/29 at 100.00 401,565
375 4.000%, 12/15/44 , (WI/DD) 6/29 at 100.00 370,193
1,000 Kearney County, Nebraska, General Obligation Bonds, Recreational
Facilities Series 2022, 4.000%, 5/15/42
5/27 at 100.00 982,843
1,000 La Vista, Nebraska, General Obligation Bonds, Highway Allocation Pledge
Series 2023, 5.000%, 9/15/43
3/28 at 100.00 1,046,424
1,000 La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable
Refunding Series 2022, 5.000%, 9/15/42 - AGM Insured
6/27 at 100.00 1,041,093
1,000 Lancaster County School District 1, Lincoln, Nebraska, General Obligation
Bonds, Series 2020, 3.000%, 1/15/43
7/30 at 100.00 855,172
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 506,701
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2019, 4.000%, 4/15/37
4/29 at 100.00 510,203
1,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose Series
2022, 5.000%, 4/15/41
4/32 at 100.00 1,102,102
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A,
5.000%, 1/15/33
1/27 at 100.00 528,312

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A,
4.000%, 1/15/40
1/29 at 100.00 $ 1,007,185
1,000 Otoe County School District 0501 Palmyra District OR-1, Nebraska,
General Obligation Bonds, School Building Series 2022, 5.000%,
12/15/42
11/27 at 100.00 1,038,064
760 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 3.000%, 12/01/40
12/30 at 100.00 668,696
1,000 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Series 2023, 4.250%, 12/01/43
12/33 at 100.00 1,021,290
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 750,040
Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 1,063,397
1,000 5.000%, 6/15/41 6/29 at 100.00 1,058,993
Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 231,798
1,000 5.000%, 12/15/47 6/28 at 100.00 1,054,739
1,000 Wayne County School District 17, Nebraska, General Obligation Bonds,
Wayne Community Schools, School Building Series 2023, 4.250%,
12/15/48
7/28 at 100.00 1,002,773
530 Wayne County School District 17, Nebraska, General Obligation Bonds,
Wayne Community Schools, School Building Series 2024, 5.000%,
12/15/43
3/29 at 100.00 556,162
TOTAL TAX OBLIGATION/GENERAL 30,605,544
TAX OBLIGATION/LIMITED - 7.8%
500 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series 2023,
4.000%, 6/15/43
7/28 at 100.00 493,622
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project,
Series 2018, 4.000%, 9/15/27
9/24 at 100.00 500,462
1,250 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/47
6/27 at 100.00 1,151,700
1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call 1,121,242
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%,
6/01/36
6/26 at 100.00 503,858
1,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,205,307
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 742,132
TOTAL TAX OBLIGATION/LIMITED 5,718,323
TRANSPORTATION - 3.2%
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 808,205
1,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 1,005,955
Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds,
Series 2017A:
550 5.000%, 12/15/36, (AMT) 12/26 at 100.00 564,533
TOTAL TRANSPORTATION 2,378,693
U.S. GUARANTEED - 1.7% (c)
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 764,328
Omaha Airport Authority, Nebraska, Airport Facilities Revenue Bonds,
Series 2017A:
450 5.000%, 12/15/36, (Pre-refunded 12/15/26), (AMT) 12/26 at 100.00 469,163
TOTAL U.S. GUARANTEED 1,233,491

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES - 18.4%
$ 465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call $ 506,051
1,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 1,057,398
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 1,989,641
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds,
Series 2015, 3.250%, 12/01/32
12/25 at 100.00 498,414
1,000 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 1,017,580
1,200 Nebraska Public Power District, General Revenue Bonds, Series 2023A,
5.000%, 7/01/28
1/28 at 100.00 1,293,213
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 500,146
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 1,057,020
Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B:
750 5.000%, 2/01/47 2/32 at 100.00 809,628
790 5.250%, 2/01/52 2/32 at 100.00 862,500
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2024A, 5.500%, 2/01/49
8/33 at 100.00 1,136,953
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 298,322
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 1,005,976
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 1,540,157
TOTAL UTILITIES 13,572,999
TOTAL MUNICIPAL BONDS
(cost $73,584,845) 72,708,071
TOTAL LONG-TERM INVESTMENTS
(cost $73,584,845) 72,708,071
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.1%
X 100,000
MUNICIPAL BONDS - 0.1%   X 100,000
HEALTH CARE - 0 .1%
$ 100 (d) Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2008A,
3.900%, 8/15/32
8/24 at 100.00 $ 100,000
TOTAL HEALTH CARE 100,000
TOTAL Municipal Bonds
(cost $100,000) 100,000
TOTAL SHORT-TERM INVESTMENTS
(cost $100,000) 100,000
TOTAL INVESTMENTS
(cost $73,684,845) - 98.9% 72,808,071
OTHER ASSETS & LIABILITIES, NET - 1.1% 776,839
NET ASSETS - 100% $ 73,584,910

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 72,708,071 $ – $ 72,708,071
Short-Term Investments:
Municipal Bonds – 100,000 – 100,000
Total
$ – $ 72,808,071 $ – $ 72,808,071
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.5%
X 189,803,064
MUNICIPAL BONDS - 98.5%   X 189,803,064
EDUCATION AND CIVIC ORGANIZATIONS - 5.5%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 $ 1,104,950
1,525 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2022A, 5.000%, 5/01/32
5/31 at 100.00 1,612,487
505 Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree
Foundation, Inc. Project, Series 2017, 5.000%, 3/01/25
No Opt. Call 507,406
95 (c) Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.000%, 6/15/29
6/27 at 102.00 96,323
920 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34
6/27 at 102.00 931,636
100 (c) Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A, 5.500%, 6/15/35
6/25 at 100.00 100,616
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 601,463
Oregon Facilities Authority, Revenue Bonds, University of Portland
Projects, Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 455,639
800 5.000%, 4/01/30 4/25 at 100.00 810,033
490 (c) Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42
6/32 at 100.00 510,059
Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021:
1,000 4.000%, 12/01/36 12/31 at 100.00 1,009,068
1,875 4.000%, 12/01/41 12/31 at 100.00 1,828,254
1,000 Yamhill County, Oregon, Revenue Bonds, Linfield University Project,
Refunding Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 1,038,506
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 10,606,440
HEALTH CARE - 12.9%
Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024:
455 5.250%, 8/01/39 2/34 at 100.00 510,015
1,000 5.250%, 8/01/40 2/34 at 100.00 1,111,749
Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 376,365
1,000 5.000%, 1/01/33 1/26 at 100.00 1,018,294
715 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2020A, 4.000%, 1/01/34
1/31 at 100.00 726,945
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 1,028,487
Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A:
690 5.000%, 11/15/25 9/24 at 100.00 690,576
4,155 4.125%, 11/15/32 9/24 at 100.00 4,155,832
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call 641,458
Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A:
485 5.000%, 10/01/29 10/26 at 100.00 497,904
1,325 5.000%, 10/01/30 10/26 at 100.00 1,358,072
4,105 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 4,465,044
1,000 Oregon Health and Science University, Revenue Bonds, Series 2019A,
5.000%, 7/01/29
No Opt. Call 1,096,285

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A:
$ 560 5.000%, 5/15/30 5/26 at 100.00 $ 577,107
1,000 5.000%, 5/15/31 5/26 at 100.00 1,029,112
1,200 5.000%, 5/15/46 5/26 at 100.00 1,214,446
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 2,402,846
Union County Oregon, Hospital Facility Authority Revenue Bonds, Grande
Ronde Hospital Incorporated, Series 2022:
1,230 5.000%, 7/01/33 7/32 at 100.00 1,298,126
695 5.000%, 7/01/34 7/32 at 100.00 729,878
TOTAL HEALTH CARE 24,928,541
HOUSING/MULTIFAMILY - 0.2%
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy
Station Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 345,859
TOTAL HOUSING/MULTIFAMILY 345,859
HOUSING/SINGLE FAMILY - 0.8%
Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A:
935 1.900%, 1/01/33 7/30 at 100.00 779,549
825 1.950%, 7/01/33 7/30 at 100.00 684,685
TOTAL HOUSING/SINGLE FAMILY 1,464,234
INFORMATION TECHNOLOGY - 1.1%
2,000 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 3.800%,
12/01/40, (Mandatory Put 6/15/28)
2/28 at 100.00 2,048,637
TOTAL INFORMATION TECHNOLOGY 2,048,637
LONG-TERM CARE - 5.6%
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 292,001
300 5.000%, 11/15/28 11/25 at 102.00 307,459
315 5.000%, 11/15/29 11/25 at 102.00 322,737
330 5.000%, 11/15/30 11/25 at 102.00 337,609
Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A:
445 4.000%, 11/15/24 No Opt. Call 444,940
355 4.000%, 5/15/25 No Opt. Call 354,813
460 4.000%, 11/15/25 No Opt. Call 459,604
200 4.000%, 5/15/26 11/25 at 102.00 199,600
400 4.000%, 11/15/26 11/25 at 102.00 398,981
350 4.000%, 5/15/27 11/25 at 102.00 348,478
350 4.000%, 11/15/27 11/25 at 102.00 348,217
1,320 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
9/24 at 100.00 1,320,070
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 326,549
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 1,044,989
1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 1,408,317
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 1,134,888
1,940 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 1,837,940
TOTAL LONG-TERM CARE 10,887,192

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 42.6%
$ 750 Aurora, Marion County, Oregon, General Obligation Bonds, Taxable
Series 2024, 5.250%, 6/01/45 - BAM Insured
6/34 at 100.00 $ 832,632
2,400 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Current Interest Series 2017C,
5.000%, 6/15/35
6/27 at 100.00 2,534,574
2,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B,
0.000%, 6/15/33
6/27 at 78.57 1,413,905
1,380 Bend, Oregon, General Obligation Bonds, Full Faith & Credit Series 2023,
5.000%, 6/01/36
6/34 at 100.00 1,617,086
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A:
350 5.000%, 6/15/26 No Opt. Call 365,010
2,835 5.000%, 6/15/27 No Opt. Call 3,025,460
Benton County, Oregon, Full Faith and Credit Obligations, Series 2023:
350 5.000%, 6/01/37 6/33 at 100.00 400,686
250 5.000%, 6/01/38 6/33 at 100.00 284,844
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series
2021, 4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 1,030,364
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%,
6/01/25 - AGM Insured
No Opt. Call 203,717
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 1,701,278
4,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/41
6/27 at 53.27 1,902,789
1,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 1,062,692
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 632,420
550 5.000%, 6/15/32 6/28 at 100.00 592,404
605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 648,856
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 976,702
David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2023A:
1,135 0.000%, 6/15/34 6/33 at 96.08 799,356
2,000 0.000%, 6/15/35 6/33 at 92.02 1,340,015
1,210 0.000%, 6/15/37 6/33 at 83.14 722,901
1,000 0.000%, 6/15/38 6/33 at 78.73 561,025
1,335 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/36
6/33 at 100.00 1,545,274
1,845 Jackson County School District 5 Ashland, Oregon, General Obligation
Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 2,010,313
Jackson County School District 6, Central Point, Oregon, General
Obligation Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 1,728,725
1,700 4.000%, 6/15/35 6/29 at 100.00 1,750,100
270 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station
Area A Local Improvement District, Series 2008, 5.200%, 6/01/31
9/24 at 100.00 270,992
Lane Community College, Lane, Linn, Benton and Douglas Counties,
Oregon, General Obligation Bonds, Series 2020A:
1,000 4.000%, 6/15/33 6/30 at 100.00 1,056,768
1,750 4.000%, 6/15/34 6/30 at 100.00 1,841,336
3,900 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, School Bond Guaranty Series 2019, 4.000%, 6/15/35
6/29 at 100.00 4,016,676
Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2020B:
2,000 5.000%, 6/15/34 6/30 at 100.00 2,231,596
2,145 5.000%, 6/15/35 6/30 at 100.00 2,382,463

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Series 2018:
$ 1,500 5.000%, 6/15/31 6/28 at 100.00 $ 1,613,754
2,000 5.000%, 6/15/33 6/28 at 100.00 2,142,756
1,050 5.000%, 6/15/38 6/28 at 100.00 1,115,966
1,250 Marion County School District 1, Gervais, Oregon, General Obligation
Bonds, Series 2024, 5.000%, 6/15/42
6/34 at 100.00 1,402,826
1,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 1,081,060
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%,
6/01/34
6/30 at 100.00 2,639,571
2,250 Multnomah County School District 7, Reynolds, Oregon, General
Obligation Bonds, Series 2015A, 5.000%, 6/15/30
6/25 at 100.00 2,288,854
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties,
Oregon, General Obligation Bonds, Series 2018B. Current Interest,
5.000%, 6/15/29
6/28 at 100.00 1,294,744
765 Oregon City, Oregon, General Obligation Bonds, Series 2018, 5.000%,
6/01/31
6/28 at 100.00 827,920
Oregon Coast Community College District, Lincoln County, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2024:
450 (d) 0.000%, 6/15/39 6/34 at 100.00 479,843
350 (d) 0.000%, 6/15/41 6/34 at 100.00 368,239
770 Oregon State, General Obligation Bonds, Series 2024A, 5.000%, 5/01/37 5/34 at 100.00 901,610
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General
Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 1,305,997
Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series
2018:
185 3.750%, 6/15/28 No Opt. Call 185,380
180 4.000%, 6/15/33 6/28 at 100.00 181,493
900 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 937,864
1,050 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Series 2018, 5.000%, 6/15/30
6/26 at 100.00 1,095,110
500 Redmond Area Park and Recreation District, Deschutes County, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/34
6/33 at 100.00 579,724
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A,
5.000%, 6/01/25
9/24 at 100.00 350,335
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 684,688
2,285 Saint Helens, Oregon, Full Faith and Credit Obligations, Series 2021,
4.000%, 8/01/41
8/31 at 100.00 2,311,967
Umatilla County School District 6R Umatilla, Oregon, General Obligation
Bonds, Series 2017:
245 5.000%, 6/15/27 No Opt. Call 260,439
340 5.000%, 6/15/29 6/27 at 100.00 361,818
315 5.000%, 6/15/31 6/27 at 100.00 333,599
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 1,340,387
6,000 Washington County School District 13, Oregon, General Obligation
Bonds, Series 2024A, 0.000%, 6/15/44
6/34 at 63.40 2,490,454
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call 942,154
1,000 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2023, 5.000%, 6/15/35
6/33 at 100.00 1,159,595
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith &
Credit Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 1,338,953
Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017:
3,750 5.000%, 6/15/32 6/27 at 100.00 3,985,093
1,450 5.000%, 6/15/34 6/27 at 100.00 1,538,497
1,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%,
6/15/30
6/27 at 100.00 1,057,998

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016:
$ 1,000 4.000%, 6/15/31 6/26 at 100.00 $ 1,015,269
1,000 4.000%, 6/15/32 6/26 at 100.00 1,013,563
TOTAL TAX OBLIGATION/GENERAL 82,110,479
TAX OBLIGATION/LIMITED - 12.5%
1,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%,
6/01/37
6/30 at 100.00 1,030,167
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 2,301,036
500 5.000%, 11/15/29 11/25 at 100.00 509,150
300 Hermiston, Umatilla County, Oregon, Full Faith and Credit Obligation
Bonds, Series 2024, 5.000%, 12/01/37 - AGM Insured
6/34 at 100.00 342,798
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A:
1,635 5.000%, 10/01/28 No Opt. Call 1,729,463
460 5.000%, 10/01/32 No Opt. Call 492,701
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention
Center Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 793,498
2,095 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024, 5.000%, 5/15/37
5/34 at 100.00 2,440,567
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 2,204,799
750 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2022A, 5.000%, 11/15/35
11/32 at 100.00 865,754
5,470 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 11/15/39
11/30 at 100.00 5,584,777
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 988,991
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 1,724,061
Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 1,063,744
2,060 4.000%, 10/01/33 4/28 at 100.00 2,106,514
TOTAL TAX OBLIGATION/LIMITED 24,178,020
TRANSPORTATION - 6.7%
Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 443,167
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 391,122
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 353,229
3,745 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/29, (AMT)
No Opt. Call 4,030,243
2,400 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2024-30A, 5.000%, 7/01/37, (AMT)
7/34 at 100.00 2,636,417
1,690 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B, 5.000%, 7/01/35, (AMT)
1/27 at 100.00 1,737,424
3,040 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/34, (AMT)
7/32 at 100.00 3,319,468
TOTAL TRANSPORTATION 12,911,070
U.S. GUARANTEED - 0.1% (e)
155 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24,
(ETM)
No Opt. Call 155,185
TOTAL U.S. GUARANTEED 155,185

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES - 10.5%
Beaverton, Oregon, Water Revenue Bonds, Series 2022:
$ 2,090 4.000%, 4/01/35 4/32 at 100.00 $ 2,222,398
2,150 4.000%, 4/01/36 4/32 at 100.00 2,272,103
Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds,
Series 2016:
500 3.500%, 12/01/29 12/25 at 100.00 503,538
350 5.000%, 12/01/33 12/25 at 100.00 358,456
350 5.000%, 12/01/34 12/25 at 100.00 358,456
1,135 Eugene, Oregon, Electric Utility Revenue Bonds, Refunding Series 2024,
5.000%, 8/01/42
8/34 at 100.00 1,285,468
Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023:
250 5.000%, 8/01/35 8/33 at 100.00 290,276
250 5.000%, 8/01/36 8/33 at 100.00 288,609
250 5.000%, 8/01/37 8/33 at 100.00 286,675
250 5.000%, 8/01/38 8/33 at 100.00 286,208
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016:
1,065 5.000%, 7/01/28 7/26 at 100.00 1,099,345
1,120 5.000%, 7/01/29 7/26 at 100.00 1,155,663
1,180 5.000%, 7/01/30 7/26 at 100.00 1,215,851
Guam Power Authority, Revenue Bonds, Refunding Series 2024A:
500 5.000%, 10/01/36 10/34 at 100.00 562,738
1,050 5.000%, 10/01/37 10/34 at 100.00 1,174,969
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2016A, 4.000%, 4/01/33
4/26 at 100.00 2,533,096
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2022A, 4.000%, 4/01/35
10/31 at 100.00 2,106,175
1,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/33
7/31 at 100.00 1,057,342
Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte
Project, Taxable Refunding Green Series 2019B:
525 (c) 5.000%, 11/01/33 5/29 at 100.00 569,438
500 (c) 5.000%, 11/01/36 5/29 at 100.00 540,603
TOTAL UTILITIES 20,167,407
TOTAL MUNICIPAL BONDS
(cost $189,158,146) 189,803,064
TOTAL LONG-TERM INVESTMENTS
(cost $189,158,146) 189,803,064
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.1%
X 2,075,000
MUNICIPAL BONDS - 1.1%   X 2,075,000
HEALTH CARE - 0 .5%
$ 850 (f) Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018B, 3.800%, 8/01/34
6/24 at 100.00 $ 850,000
TOTAL HEALTH CARE 850,000

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 0 .6%
$ 1,225 (f) Oregon State, General Obligation Bonds, Department of Veterans Affairs
Series 2020M, 3.550%, 12/01/44
8/24 at 100.00 $ 1,225,000
TOTAL TAX OBLIGATION/GENERAL 1,225,000
TOTAL Municipal Bonds
(cost $2,075,000) 2,075,000
TOTAL SHORT-TERM INVESTMENTS
(cost $2,075,000) 2,075,000
TOTAL INVESTMENTS
(cost $191,233,146) - 99.6% 191,878,064
OTHER ASSETS & LIABILITIES, NET - 0.4% 757,536
NET ASSETS - 100% $ 192,635,600
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 189,803,064 $ – $ 189,803,064
Short-Term Investments:
Municipal Bonds – 2,075,000 – 2,075,000
Total
$ – $ 191,878,064 $ – $ 191,878,064
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,806,017 or 2.0% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity